UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 S. Wacker Dr., Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31,

Date of reporting period:	November 30, 2007

Item 1. Schedule of Investments.

GOLDMAN SACHS RETIREMENT STRATEGY 2010 PORTFOLIO
Schedule of Investments
November 30, 2007 (Unaudited)

Shares	Description	Value
Mutual Funds (Institutional Shares) — 100.1%
Equity — 61.0%
146,609	Goldman Sachs Structured International Equity Fund—24.2%	$2,490,895
93,109	Goldman Sachs Structured Large Cap Growth Fund—13.5%	1,395,709
78,198	Goldman Sachs Structured Large Cap Value Fund—10.5%	1,086,175
56,562	Goldman Sachs Structured Emerging Markets Equity Fund—5.5%	567,316
20,165	Goldman Sachs Structured Small Cap Equity Fund—2.5%	254,478
16,146	Goldman Sachs International Real Estate Securities Fund—2.0%	200,852
15,450	Goldman Sachs Structured International Small Cap Fund—1.4%	148,013
7,293	Goldman Sachs Real Estate Securities Fund—1.4%	142,791

		6,286,229

Fixed Income — 39.1%
145,752	Goldman Sachs Inflation Protected Securities Fund—14.9%	1,540,600
80,957	Goldman Sachs Global Income Fund—10.2%	1,055,683
58,310	Goldman Sachs High Yield Fund—4.4%	448,404
44,085	Goldman Sachs Core Fixed Income Fund—4.3%	442,617
24,906	Goldman Sachs Commodity Strategy Fund—2.8%	290,404
21,268	Goldman Sachs Emerging Markets Debt Fund—2.5%	254,152

		4,031,860

Money Market — 0.0%
194	Financial Square Prime Obligations Fund—0.0%	194

TOTAL INVESTMENTS — 100.1%		$10,318,283

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(7,427)

NET ASSETS — 100.0%		$10,310,856

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.
For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS RETIREMENT STRATEGY 2010 PORTFOLIO
Schedule of Investments (continued)
November 30, 2007 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At November 30, 2007, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$10,119,862

Gross unrealized gain	276,562
Gross unrealized loss	(78,141)

Net unrealized security gain	$198,421

GOLDMAN SACHS RETIREMENT STRATEGY 2015 PORTFOLIO
Schedule of Investments
November 30, 2007 (Unaudited)

Shares	Description	Value
Mutual Funds (Institutional Shares) — 100.1%
Equity — 68.8%
163,999	Goldman Sachs Structured International Equity Fund—27.1%	$2,786,348
106,566	Goldman Sachs Structured Large Cap Growth Fund—15.5%	1,597,425
91,588	Goldman Sachs Structured Large Cap Value Fund—12.4%	1,272,156
64,845	Goldman Sachs Structured Emerging Markets Equity Fund—6.3%	650,398
21,909	Goldman Sachs Structured Small Cap Equity Fund—2.7%	276,485
16,529	Goldman Sachs International Real Estate Securities Fund—2.0%	205,617
15,024	Goldman Sachs Structured International Small Cap Fund—1.4%	143,934
7,319	Goldman Sachs Real Estate Securities Fund—1.4%	143,309

		7,075,672

Fixed Income — 31.3%
110,251	Goldman Sachs Inflation Protected Securities Fund—11.3%	1,165,349
69,855	Goldman Sachs Global Income Fund—8.8%	910,911
52,106	Goldman Sachs High Yield Fund—3.9%	400,695
25,395	Goldman Sachs Commodity Strategy Fund—2.9%	296,103
19,392	Goldman Sachs Emerging Markets Debt Fund—2.3%	231,733
22,001	Goldman Sachs Core Fixed Income Fund—2.1%	220,890

		3,225,681

Money Market — 0.0%
136	Financial Square Prime Obligations Fund—0.0%	136

TOTAL INVESTMENTS — 100.1%		$10,301,489

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(7,942)

NET ASSETS — 100.0%		$10,293,547

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.
For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS RETIREMENT STRATEGY 2015 PORTFOLIO
Schedule of Investments (continued)
November 30, 2007 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At November 30, 2007, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$10,118,779

Gross unrealized gain	268,295
Gross unrealized loss	(85,585)

Net unrealized security gain	$182,710

GOLDMAN SACHS RETIREMENT STRATEGY 2020 PORTFOLIO
Schedule of Investments
November 30, 2007 (Unaudited)

Shares	Description	Value
Mutual Funds (Institutional Shares) — 100.1%
Equity — 75.3%
179,568	Goldman Sachs Structured International Equity Fund—29.6%	$3,050,868
119,425	Goldman Sachs Structured Large Cap Growth Fund—17.4%	1,790,178
104,360	Goldman Sachs Structured Large Cap Value Fund—14.0%	1,449,558
68,553	Goldman Sachs Structured Emerging Markets Equity Fund—6.7%	687,584
23,233	Goldman Sachs Structured Small Cap Equity Fund—2.8%	293,200
16,623	Goldman Sachs International Real Estate Securities Fund—2.0%	206,787
15,066	Goldman Sachs Structured International Small Cap Fund—1.4%	144,337
7,370	Goldman Sachs Real Estate Securities Fund—1.4%	144,297

		7,766,809

Fixed Income — 24.8%
81,741	Goldman Sachs Inflation Protected Securities Fund—8.4%	864,006
54,232	Goldman Sachs Global Income Fund—6.9%	707,191
46,112	Goldman Sachs High Yield Fund—3.4%	354,601
25,550	Goldman Sachs Commodity Strategy Fund—2.9%	297,913
16,629	Goldman Sachs Emerging Markets Debt Fund—1.9%	198,720
13,111	Goldman Sachs Core Fixed Income Fund—1.3%	131,637

		2,554,068

Money Market — 0.0%
74	Financial Square Prime Obligations Fund—0.0%	74

TOTAL INVESTMENTS — 100.1%		$10,320,951

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(7,598)

NET ASSETS — 100.0%		$10,313,353

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.
For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

GOLDMAN SACHS RETIREMENT STRATEGY 2020 PORTFOLIO
Schedule of Investments (continued)
November 30, 2007 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At November 30, 2007, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$10,151,669

Gross unrealized gain	261,923
Gross unrealized loss	(92,641)

Net unrealized security gain	$169,282

GOLDMAN SACHS RETIREMENT STRATEGY 2030 PORTFOLIO
Schedule of Investments
November 30, 2007 (Unaudited)

Shares	Description	Value
Mutual Funds (Institutional Shares) — 100.1%
Equity — 83.9%
198,709	Goldman Sachs Structured International Equity Fund—32.9%	$3,376,068
134,792	Goldman Sachs Structured Large Cap Growth Fund—19.7%	2,020,533
119,694	Goldman Sachs Structured Large Cap Value Fund—16.2%	1,662,552
73,061	Goldman Sachs Structured Emerging Markets Equity Fund—7.1%	732,798
24,843	Goldman Sachs Structured Small Cap Equity Fund—3.1%	313,521
16,622	Goldman Sachs International Real Estate Securities Fund—2.0%	206,777
15,592	Goldman Sachs Structured International Small Cap Fund—1.5%	149,371
7,379	Goldman Sachs Real Estate Securities Fund—1.4%	144,482

		8,606,102

Fixed Income — 16.2%
46,704	Goldman Sachs Global Income Fund—5.9%	609,022
25,866	Goldman Sachs Commodity Strategy Fund—3.0%	301,593
26,874	Goldman Sachs Inflation Protected Securities Fund—2.8%	284,055
36,437	Goldman Sachs High Yield Fund—2.7%	280,201
12,476	Goldman Sachs Emerging Markets Debt Fund—1.5%	149,094
3,365	Goldman Sachs Core Fixed Income Fund—0.3%	33,789

		1,657,754

TOTAL INVESTMENTS — 100.1%		$10,263,856

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(6,473)

NET ASSETS — 100.0%		$10,257,383

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.
For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS RETIREMENT STRATEGY 2030 PORTFOLIO
Schedule of Investments (continued)
November 30, 2007 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At November 30, 2007, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$10,116,749

Gross unrealized gain	247,891
Gross unrealized loss	(100,784)

Net unrealized security gain	$147,107

GOLDMAN SACHS RETIREMENT STRATEGY 2040 PORTFOLIO
Schedule of Investments
November 30, 2007 (Unaudited)

Shares	Description	Value
Mutual Funds (Institutional Shares) — 100.1%
Equity — 87.9%
208,857	Goldman Sachs Structured International Equity Fund—34.6%	$3,548,472
140,149	Goldman Sachs Structured Large Cap Growth Fund—20.5%	2,100,840
124,995	Goldman Sachs Structured Large Cap Value Fund—17.0%	1,736,174
76,250	Goldman Sachs Structured Emerging Markets Equity Fund—7.5%	764,791
25,935	Goldman Sachs Structured Small Cap Equity Fund—3.2%	327,295
16,635	Goldman Sachs International Real Estate Securities Fund—2.0%	206,945
18,523	Goldman Sachs Structured International Small Cap Fund—1.7%	177,447
7,389	Goldman Sachs Real Estate Securities Fund—1.4%	144,673

		9,006,637

Fixed Income — 12.2%
45,842	Goldman Sachs Global Income Fund—5.9%	597,779
27,428	Goldman Sachs Commodity Strategy Fund—3.1%	319,809
25,036	Goldman Sachs High Yield Fund—1.9%	192,529
8,573	Goldman Sachs Emerging Markets Debt Fund—1.0%	102,442
3,303	Goldman Sachs Core Fixed Income Fund—0.3%	33,165

		1,245,724

TOTAL INVESTMENTS — 100.1%		$10,252,361

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(7,429)

NET ASSETS — 100.0%		$10,244,932

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.
For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS RETIREMENT STRATEGY 2040 PORTFOLIO
Schedule of Investments (continued)
November 30, 2007 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At November 30, 2007, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$10,112,580

Gross unrealized gain	243,402
Gross unrealized loss	(103,621)

Net unrealized security gain	$139,781

GOLDMAN SACHS RETIREMENT STRATEGY 2050 PORTFOLIO
Schedule of Investments
November 30, 2007 (Unaudited)

Shares	Description	Value
Mutual Funds (Institutional Shares) — 100.1%
Equity — 91.1%
216,981	Goldman Sachs Structured International Equity Fund—36.0%	$3,686,513
144,442	Goldman Sachs Structured Large Cap Growth Fund—21.2%	2,165,181
129,241	Goldman Sachs Structured Large Cap Value Fund—17.5%	1,795,152
78,805	Goldman Sachs Structured Emerging Markets Equity Fund—7.7%	790,417
26,809	Goldman Sachs Structured Small Cap Equity Fund—3.3%	338,327
16,647	Goldman Sachs International Real Estate Securities Fund—2.0%	207,093
20,866	Goldman Sachs Structured International Small Cap Fund—2.0%	199,896
7,397	Goldman Sachs Real Estate Securities Fund—1.4%	144,827

		9,327,406

Fixed Income — 9.0%
29,160	Goldman Sachs Global Income Fund—3.7%	380,250
28,676	Goldman Sachs Commodity Strategy Fund—3.3%	334,362
15,925	Goldman Sachs High Yield Fund—1.2%	122,460
5,454	Goldman Sachs Emerging Markets Debt Fund—0.6%	65,170
2,101	Goldman Sachs Core Fixed Income Fund—0.2%	21,096

		923,338

TOTAL INVESTMENTS — 100.1%		$10,250,744

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(7,412)

NET ASSETS — 100.0%		$10,243,332

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.
For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS RETIREMENT STRATEGY 2050 PORTFOLIO
Schedule of Investments (continued)
November 30, 2007 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At November 30, 2007, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$10,108,718

Gross unrealized gain	247,962
Gross unrealized loss	(105,936)

Net unrealized security gain	$142,026

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS
Schedule of Investments (continued)
November 30, 2007 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — Each Portfolio invests in a combination of underlying mutual funds (the “Underlying Funds”) for which Goldman Sachs Asset Management, L.P. (“GSAM”) and Goldman Sachs Asset Management International (“GSAMI”), affiliates of Goldman, Sachs & Co., act as investment advisers. Investments in the Underlying Funds are valued at the net asset value per share of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds, which fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. The Underlying Funds may invest in foreign equity securities that are valued daily at fair value determined by an independent service (if available) under valuation procedures approved by the Trustees consistent with applicable regulatory guidance. The Underlying Funds may also invest in fixed income securities which utilize pricing services that may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine the current value.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	January 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	January 29, 2008

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	January 29, 2008

* Print the name and title of each signing officer under his or her signature.